Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000002912
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class AAA
C000002914
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class C
Average Annual Return, Percent	(3.10%)		1.75%	7.15%	4.89%
C000061063
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class I
C000002911
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class A
Average Annual Return, Percent	(5.69%)		(0.64%)	7.06%	5.10%
C000002922
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class AAA
C000002921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class C
Average Annual Return, Percent	0.78%		6.24%	5.33%	4.45%
C000061065
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class I
C000002919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class A
Average Annual Return, Percent	(1.89%)		3.65%	5.20%	4.66%
C000002918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class AAA
C000002916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class C
Average Annual Return, Percent	(3.31%)		0.32%	11.57%	6.97%
C000061064
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class I
C000002917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class A
Average Annual Return, Percent	(5.88%)		(2.01%)	11.49%	7.20%
C000002928
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class AAA
C000002930
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class C
Average Annual Return, Percent	(9.06%)		(8.02%)	11.69%	4.33%
C000061067
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class I
C000002927
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class A
Average Annual Return, Percent	(11.45%)		(10.18%)	11.57%	4.53%
C000002934
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood SmallCap Equity Fund - Class AAA
C000002933
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood SmallCap Equity Fund - Class C
Average Annual Return, Percent	(6.99%)		(3.79%)	17.35%	8.01%
C000061068
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood SmallCap Equity Fund - Class I
C000002931
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood SmallCap Equity Fund - Class A
Average Annual Return, Percent	(9.51%)		(6.07%)	17.23%	8.22%
Without Sales Load [Member] | C000002912
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.80%)		3.52%	7.95%	5.67%
Without Sales Load [Member] | C000002914
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.12%)		2.75%	7.15%	4.89%
Without Sales Load [Member] | C000061063
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.60%)		3.77%	8.24%	5.94%
Without Sales Load [Member] | C000002911
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.72%)		3.54%	7.94%	5.53%
Without Sales Load [Member] | C000002922
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%		8.03%	6.11%	5.24%
Without Sales Load [Member] | C000002921
Average Annual Return [Line Items]
Average Annual Return, Percent	1.78%		7.24%	5.33%	4.45%
Without Sales Load [Member] | C000061065
Average Annual Return [Line Items]
Average Annual Return, Percent	2.37%		8.35%	6.38%	5.51%
Without Sales Load [Member] | C000002919
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%		7.96%	6.07%	5.08%
Without Sales Load [Member] | C000002918
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.95%)		2.09%	12.43%	7.78%
Without Sales Load [Member] | C000002916
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.33%)		1.32%	11.57%	6.97%
Without Sales Load [Member] | C000061064
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.91%)		2.32%	12.71%	8.05%
Without Sales Load [Member] | C000002917
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.96%)		2.08%	12.40%	7.64%
Without Sales Load [Member] | C000002928
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.78%)		(6.39%)	12.52%	5.11%
Without Sales Load [Member] | C000002930
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.14%)		(7.09%)	11.69%	4.33%
Without Sales Load [Member] | C000061067
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.69%)		(6.20%)	12.79%	5.37%
Without Sales Load [Member] | C000002927
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.76%)		(6.43%)	12.49%	4.96%
Without Sales Load [Member] | C000002934
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.69%)		(2.11%)	18.24%	8.82%
Without Sales Load [Member] | C000002933
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.05%)		(2.82%)	17.35%	8.01%
Without Sales Load [Member] | C000061068
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.58%)		(1.89%)	18.53%	9.09%
Without Sales Load [Member] | C000002931
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.74%)		(2.16%)	18.19%	8.66%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.50%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%	6.30%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.37%)		6.81%	11.02%	8.13%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.46%)		4.66%	(0.34%)	1.58%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.37%)		6.81%	11.02%	8.13%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.46%)		4.66%	(0.34%)	1.58%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.37%)		6.81%	11.02%	8.13%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.46%)		4.66%	(0.34%)	1.58%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.37%)		6.81%	11.02%	8.13%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.46%)		4.66%	(0.34%)	1.58%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%		6.27%	12.42%	8.50%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%		6.27%	12.42%	8.50%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%		6.27%	12.42%	8.50%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.17%		6.27%	12.42%	8.50%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.11%		7.18%	16.15%	8.79%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.11%		7.18%	16.15%	8.79%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.11%		7.18%	16.15%	8.79%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.11%		7.18%	16.15%	8.79%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.03%)		(4.58%)	7.85%	2.88%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.03%)		(4.58%)	7.85%	2.88%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.03%)		(4.58%)	7.85%	2.88%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.03%)		(4.58%)	7.85%	2.88%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.72%)		(3.12%)	15.31%	6.07%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.72%)		(3.12%)	15.31%	6.07%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.72%)		(3.12%)	15.31%	6.07%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.72%)		(3.12%)	15.31%	6.07%